Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
Convergence Long/Short Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Convergence Long/Short Equity ETF NAV
Average Annual Return, Percent	39.57%	13.49%	10.68%
Russell 3000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Average Annual Return, Percent	34.49%	15.23%	12.89%